UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-00041
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                    GENERAL AMERICAN INVESTORS COMPANY, INC.
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               (Exact name of registrant as specified in charter)

           450 Lexington Avenue, Suite 3300, New York, NY 10017-3911
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               (Address of principal executive offices)(Zip code)

                                Eugene S. Stark
                    General American Investors Company, Inc.
                        450 Lexington Avenue, Suite 3300
                            New York, NY 10017-3911
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  212-916-8400

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2007

Item 1.  SCHEDULE OF INVESTMENTS.

             STATEMENT OF INVESTMENTS March 31, 2007 (Unaudited)
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                           General American Investors

                                                                                                     Value
      Shares      COMMON AND PREFERRED STOCKS                                                      (note 1a)
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE (1.9%
------------------------------------------------------------------------------------------------------------------------------------
    250,000     Textron Inc.                                         (COST $24,399,743)            $22,450,000
                                                                                                   -----------

BUILDING AND REAL ESTATE (6.0%)
------------------------------------------------------------------------------------------------------------------------------------
  2,225,862     CEMEX, S.A. de C.V. ADR                              (COST $29,518,057)             72,896,981
                                                                                                    ----------

COMMUNICATIONS AND INFORMATION SERVICES (8.2%)
------------------------------------------------------------------------------------------------------------------------------------
    100,000     American Tower Corporation (a)                                                       3,895,000
    900,000     Cisco Systems, Inc. (a)                                                             22,977,000
    324,100     Lamar Advertising Company Class A (a)                                               20,408,577
    700,000     QUALCOMM Incorporated                                                               29,862,000
  1,185,000     Sprint Nextel Corporation                                                           22,467,600
                                                                                                    ----------
                                                                     (COST $74,880,765)             99,610,177
                                                                                                    ----------

COMPUTER SOFTWARE AND SYSTEMS (6.1%)
------------------------------------------------------------------------------------------------------------------------------------
     700,000    Activision, Inc. (a)                                                                13,258,000
   1,051,000    Dell Inc. (a)                                                                       24,393,710
     720,000    Microsoft Corporation                                                               20,066,400
      55,000    Nintendo Co., Ltd.                                                                  16,060,550
                                                                                                    ----------
                                                                     (COST $68,567,277)             73,778,660
                                                                                                    ----------

CONSUMER PRODUCTS AND SERVICES (4.9%)
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     350,000    Diageo plc ADR                                                                      28,332,500
     300,000    Heineken N. V.                                                                      15,744,000
     235,000    PepsiCo, Inc.                                                                       14,936,600
                                                                                                    ----------
                                                                     (COST $41,172,775)             59,013,100
                                                                                                    ----------

ENVIRONMENTAL CONTROL (INCLUDING SERVICES) (4.1%)
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   1,762,500    Republic Services, Inc.                              (COST $26,227,380)             49,032,750
                                                                                                    ----------

FINANCE AND INSURANCE (27.1%)
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   BANKING (7.9%)
   ---------------------------------------------------------------------------------------------------------------------------------
     270,000    Bank of America Corporation                                                         13,775,400
     300,000    M&T Bank Corporation                                                                34,749,000
     160,000    SunTrust Banks, Inc.                                                                13,286,400
     614,864    Wachovia Corporation                                                                33,848,263
                                                                                                   -----------
                                                                     (COST $17,145,406)             95,659,063
                                                                                                   -----------

   INSURANCE (16.8%)
   ---------------------------------------------------------------------------------------------------------------------------------
     285,000    The Allstate Corporation                                                            17,117,100
     335,000    American International Group, Inc.                                                  22,518,700
     275,000    Annuity and Life Re (Holdings), Ltd. (a)                                               151,250
     335,000    Arch Capital Group Ltd. (a)                                                         22,850,350
     400,000    AXIS Capital Holdings Limited                                                       13,544,000
         275    Berkshire Hathaway Inc. Class A (a)                                                 29,972,250
     470,000    Everest Re Group, Ltd.                                                              45,199,900
     275,000    MetLife, Inc.                                                                       17,366,250
     315,000    PartnerRe Ltd.                                                                      21,590,100
     205,000    Transatlantic Holdings, Inc.                                                        13,349,600
                                                                                                   -----------
                                                                     (COST $82,979,972)            203,659,500
                                                                                                   -----------
OTHER (2.4%)
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      10,000    Epoch Holding Corporation Series A Convertible Preferred 4.6% (d)                   22,085,634
     925,000    MFA Mortgage Investments, Inc.                                                       7,122,500
                                                                                                   -----------
                                                                     (COST $16,936,916)             29,208,134
                                                                                                   -----------
                                                                    (COST $117,062,294)            328,526,697
                                                                                                   -----------

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                           General American Investors

                                                                                                     Value
      Shares      COMMON AND PREFERRED STOCKS (continued)                                          (note 1a)
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HEALTH CARE  (8.0%)
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   PHARMACEUTICALS (7.0%)
   ---------------------------------------------------------------------------------------------------------------------------------
     100,000    Alkermes, Inc. (a)                                                                 $1,544,000
     170,000    Biogen Idec Inc. (a)                                                                7,544,600
      50,000    Cephalon, Inc. (a)                                                                  3,560,500
     604,900    Cytokinetics, Incorporated (a)                                                      4,210,104
     200,000    Genentech, Inc. (a)                                                                16,424,000
     355,000    MedImmune, Inc. (a)                                                                12,918,450
     275,000    Novo Nordisk B                                                                     25,168,000
     528,000    Pfizer Inc                                                                         13,337,280
                                                                                                   ----------
                                                                     (COST $43,828,096)            84,706,934
                                                                                                   ----------

   MEDICAL INSTRUMENTS AND DEVICES (1.0%)
   ---------------------------------------------------------------------------------------------------------------------------------
     240,000    Medtronic, Inc.                                         (COST $761,084)            11,774,400
                                                                                                   ----------
                                                                     (COST $44,589,180)            96,481,334
                                                                                                   ----------
MACHINERY AND EQUIPMENT (1.6%)
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   1,150,000    ABB Ltd. ADR                                         (COST $12,430,211)            19,757,000
                                                                                                   ----------
MINING (1.2%)
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      65,000    Rio Tinto plc ADR                                    (COST $13,420,905)            14,807,650
                                                                                                   ----------
MISCELLANEOUS (4.8%)
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                Other (b)                                            (COST $55,946,999)            58,480,484
                                                                                                   ----------
OIL & NATURAL GAS (INCLUDING SERVICES) (17.8%)
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     825,000    Apache Corporation                                                                 58,327,500
     850,000    Halliburton Company                                                                26,979,000
   1,000,000    Patterson-UTI Energy, Inc.                                                         22,440,000
   3,000,000    Talisman Energy Inc.                                                               52,680,000
   1,220,000    Weatherford International Ltd. (a)                                                 55,022,000
                                                                                                  -----------
                                                                    (COST $148,725,073)           215,448,500
                                                                                                  -----------
RETAIL TRADE (18.2%)
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     700,000    Costco Wholesale Corporation                                                       37,688,000
   1,975,000    Dollar General Corporation                                                         41,771,250
   1,570,000    The Home Depot, Inc. (c)                                                           57,681,800
   2,100,000    The TJX Companies, Inc.                                                            56,616,000
     575,000    Wal-Mart Stores, Inc.                                                              26,996,250
                                                                                                  -----------
                                                                     (COST $77,709,438)           220,753,300
                                                                                                  -----------
TECHNOLOGY (3.1%)
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   2,250,000    Xerox Corporation (a)                                (COST $31,682,709)            38,002,500
                                                                                                  -----------

  TOTAL COMMON AND PREFERRED STOCKS (113.0%)                        (COST $766,332,806)         1,369,039,133
                                                                                                -------------


Principal Amount   CORPORATE NOTE
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CONSUMER PRODUCTS AND SERVICES  (2.5 %)
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 $30,000,000     General Motors Nova Scotia Finance Company
                   6.85% Guaranteed Notes due 10/15/08               (COST $28,991,038)            29,700,000
                                                                                                   ----------

8          STATEMENT OF INVESTMENTS March 31, 2007 (Unaudited) - continued
--------------------------------------------------------------------------------
                           General American Investors

                                                                                                   Value
  Shares       SHORT-TERM SECURITY AND OTHER ASSETS                                              (note 1a)
-------------------------------------------------------------------------------------------------------------
   3,780,151    SSgA Prime Money Market Fund (0.3%)                   (COST $3,780,151)            $3,780,151
                                                                                                   ----------
TOTAL INVESTMENTS (e) (115.8%)                                      (COST $799,103,995)         1,402,519,284
   Cash, receivables and other assets less liabilities (0.7%)                                       8,688,264
PREFERRED STOCK (-16.5%)                                                                         (200,000,000)
                                                                                               --------------
NET ASSETS APPLICABLE TO COMMON STOCK (100%)                                                   $1,211,207,548
                                                                                               ==============

 (a) Non-income producing security.
 (b) Securities which have been held for less than one year.
 (c) 1,000,000 shares held by custodian in a segregated custodian account as collateral for short positions, if any.
 (d) Restricted security of an affiliate acquired 11/7/06.
 (e) At March 31, 2007:  (1) the cost of investments  for Federal income tax purposes was the same as the cost for financial reporting purposes, (2) aggregate gross unrealized appreciation was $609,061,061, (3) aggregate gross unrealized depreciation was $5,645,772, and (4) net unrealized appreciation was $603,415,289.

 (see notes to financial statements)

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
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                           General American Investors

General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

                              1. SECURITY VALUATION

Securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price on the valuation date. Securities traded primarily in foreign markets are generally valued at the preceding closing price of such securities on their respective exchanges or markets. If, after the close of the foreign market, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value. The restricted security is valued at par value (cost), divided by the conversion price $6.00 multiplied by the last reported sales price of the publicly traded common stock of the corporation.

ITEM 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of March 31, 2007, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 31, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

       The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a)under the Investment Company Act of 1940 are attached hereto as Exhibit 99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By:  /s/ Eugene S. Stark
         Eugene S. Stark
         Vice-President, Administration

Date:  April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Spencer Davidson
         Spencer Davidson
         Chairman of the Board,
         President and Chief Executive Officer
         (Principal Executive Officer)

Date:  April 27, 2007

By:  /s/ Eugene S. Stark
         Eugene S. Stark
         Vice-President, Administration
         (Principal Financial Officer)

Date:  April 27, 2007